CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,694,645.4	$ 23,169.9	₨ 1,760,859.1
Loans, allowance	₨ 343,528.7	$ 4,696.9	₨ 198,833.2	$ 2,718.7
Equity shares, par value | ₨ / shares	₨ 1.0		₨ 1.0
Equity shares, authorized	6,500,000,000	6,500,000,000	6,500,000,000	6,500,000,000
Equity shares, issued	5,512,776,482	5,512,776,482	5,483,286,460	5,483,286,460
Equity shares, outstanding	5,512,776,482	5,512,776,482	5,483,286,460	5,483,286,460